Pay vs Performance Disclosure - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2023	Sep. 30, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Robeson Reeves		Lee Fenton		George Papanier		Average Summary Compensation Table Total for Non‑PEO Named Executive Officers	Average Compensation Actually Paid to Non‑PEO Named Executive Officers (2)
	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)
2024	$2,290,759	$2,987,926	$—	$—	$—	$—	$1,329,282	$1,584,671
2023	$4,537,197	$3,609,523	$1,571,215	$851,126	$—	$—	$1,814,783	$1,427,000
2022	$—	$—	$2,263,388	$(42,319)	$—	$—	$1,799,388	$998,005
2021	$—	$—	$5,571,229	$4,443,255	$5,678,459	$4,784,620	$2,383,894	$1,169,857
2020	$—	$—	$—	$—	$3,601,428	$4,911,411	$4,263,661	$5,885,416

	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (5)	Adjusted EBITDA (6)
	Total Shareholder Return (3)	Peer Group Total Shareholder Return (4)
2024	70.05	75.79	$(567,754)	$495,611
2023	54.58	75.96	$(187,500)	$527,329
2022	75.89	58.28	$(425,546)	$548,515
2021	149.03	78.17	$(114,697)	$329,902
2020	196.68	89.66	$(5,487)	$69,255

Company Selected Measure Name					Adjusted EBITDA
Named Executive Officers, Footnote					Mr. Reeves was our principal executive officer (“PEO”) from March 31, 2023 through December 31, 2023 and for the full year of 2024. Mr. Fenton was our PEO from January 1, 2023 through March 31, 2023, for the full year of 2022 and from October 1, 2021 through December 31, 2021. Mr. Papanier was our PEO from January 1, 2021 through September 30, 2021 and for the full 2020 year. For 2024, our non-PEO named executive officers (“Non-PEO NEOs”) were Ms. Barker and Messrs. Glover, Eaton and Papanier. For 2023, our Non-PEO NEOs were Ms. Barker and Messrs. Glover, Eaton, Papanier, and former executive Robert Lavan. For 2022, our Non-PEO NEOs were Messrs. Eaton, Papanier and Reeves and former executives Robert Lavan and Stephen Capp. For 2021, our Non-PEO NEOs were Messrs. Eaton and Reeves and former executives Stephen Capp and Marc Crisafulli. For 2020, our Non-PEO NEOs were former executives Messrs. Capp and Crisafulli.
Peer Group Issuers, Footnote					For purposes of this pay versus performance disclosure, our peer group is the Dow Jones US Gambling Index (the “Peer Group”). For each Covered Year, our peer group cumulative total shareholder return was calculated based on a deemed fixed investment of $100 through the Measurement Period, assuming all dividends were reinvested.
Adjustment To PEO Compensation, Footnote	For 2024 (the “Covered Year”), the values included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our Non-PEO NEOs for purposes of this Pay Versus Performance table (“PVP Table”):

Compensation Actually Paid represents the Summary Compensation Table Totals adjusted for the following items:	2024
For Robeson Reeves:
Less Summary Compensation Table “Stock Awards” value	$(201,776)
Plus year-end fair value of outstanding equity awards granted in Covered Year that are outstanding and unvested as of the Covered Year-end	638,941
Change in fair value (from prior year-end to Covered Year-end) of equity awards granted in prior years that are outstanding and unvested as of the Covered Year-end	141,070
Plus vesting date fair value of equity awards granted and vested in Covered Year	—
Change in fair value (from prior year-end to vesting date) of equity awards granted in prior years that vested in Covered Year	118,932
Less fair value as of prior-year end equity awards that failed to vest in the Covered Year	—
For Non-PEO NEOs (Average):
Less Summary Compensation Table “Stock Awards” value	$(231,042)
Plus year-end fair value of outstanding equity awards granted in Covered Year that are outstanding and unvested as of the Covered Year-end	386,227
Change in fair value (from prior year-end to Covered Year-end) of equity awards granted in prior years that are outstanding and unvested as of the Covered Year-end	124,055
Plus vesting date fair value of equity awards granted and vested in Covered Year	—
Change in fair value (from prior year-end to vesting date) of equity awards granted in prior years that vested in Covered Year	(23,851)
Less fair value as of prior-year end equity awards that failed to vest in the Covered Year	—

Non-PEO NEO Average Total Compensation Amount					$ 1,329,282	$ 1,814,783	$ 1,799,388	$ 2,383,894	$ 4,263,661
Non-PEO NEO Average Compensation Actually Paid Amount					$ 1,584,671	1,427,000	998,005	1,169,857	5,885,416
Adjustment to Non-PEO NEO Compensation Footnote	For 2024 (the “Covered Year”), the values included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our Non-PEO NEOs for purposes of this Pay Versus Performance table (“PVP Table”):

Compensation Actually Paid represents the Summary Compensation Table Totals adjusted for the following items:	2024
For Robeson Reeves:
Less Summary Compensation Table “Stock Awards” value	$(201,776)
Plus year-end fair value of outstanding equity awards granted in Covered Year that are outstanding and unvested as of the Covered Year-end	638,941
Change in fair value (from prior year-end to Covered Year-end) of equity awards granted in prior years that are outstanding and unvested as of the Covered Year-end	141,070
Plus vesting date fair value of equity awards granted and vested in Covered Year	—
Change in fair value (from prior year-end to vesting date) of equity awards granted in prior years that vested in Covered Year	118,932
Less fair value as of prior-year end equity awards that failed to vest in the Covered Year	—
For Non-PEO NEOs (Average):
Less Summary Compensation Table “Stock Awards” value	$(231,042)
Plus year-end fair value of outstanding equity awards granted in Covered Year that are outstanding and unvested as of the Covered Year-end	386,227
Change in fair value (from prior year-end to Covered Year-end) of equity awards granted in prior years that are outstanding and unvested as of the Covered Year-end	124,055
Plus vesting date fair value of equity awards granted and vested in Covered Year	—
Change in fair value (from prior year-end to vesting date) of equity awards granted in prior years that vested in Covered Year	(23,851)
Less fair value as of prior-year end equity awards that failed to vest in the Covered Year	—

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
The following table lists the only two financial performance measures that we use to link compensation actually paid to our NEOs for fiscal 2024 to our performance:

Most Important Financial Performance Measures
Adjusted EBITDA
Net Income (Loss)

Total Shareholder Return Amount					$ 70.05	54.58	75.89	149.03	196.68
Peer Group Total Shareholder Return Amount					75.79	75.96	58.28	78.17	89.66
Net Income (Loss)					$ (567,754,000)	$ (187,500,000)	$ (425,546,000)	$ (114,697,000)	$ (5,487,000)
Company Selected Measure Amount					495,611,000	527,329,000	548,515,000	329,902,000	69,255,000
PEO Name	Mr. Fenton	Mr. Fenton		Mr. Papanier	Mr. Reeves		Mr. Fenton		Mr. Papanier
Additional 402(v) Disclosure	For each Covered Year, our total shareholder return was calculated as the yearly percentage change in our cumulative total shareholder return on our common shares, par value $0.01 per share, measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for a period beginning with our closing price on NYSE on December 31, 2019 through and including the last day of the fiscal year covered (the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between our closing stock price at the end versus the beginning of the Measurement Period, divided by (b) our closing share price at the beginning of the Measurement Period. Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of the Measurement Period to produce the Covered Year-end values of such investment as of the end of 2024, 2023, 2022, 2021 and 2020, as applicable. Because Covered Years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.Amounts represent net income reflected in the Company’s audited financial statements for the applicable year and is calculated in accordance with U.S. Generally Accepted Accounting Principles.
The following graphical comparisons provide descriptions of the relationships between certain figures included in the PVP Table for each Covered Year, including (1) a comparison between our cumulative total shareholder return and the cumulative total shareholder return of the Peer Group, and (2) comparisons between (A) the compensation actually paid to the PEO and the average of the compensation actually paid to our Non-PEO NEOs (in each case as set forth in the PVP Table above) and (B) each of the performance measures, Net Income (Loss) and Adjusted EBITDA, set forth in the PVP Table above.

Measure:: 1
Pay vs Performance Disclosure
Name					Adjusted EBITDA
Non-GAAP Measure Description					Adjusted EBITDA is defined as earnings for the Company, before interest expense, net of interest income, provision (benefit) for income taxes, depreciation and amortization, non-operating income, acquisition and other transaction related costs, share-based compensation and certain other gains or losses.
Measure:: 2
Pay vs Performance Disclosure
Name					Net Income (Loss)
Robeson Reeves [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 4,537,197		$ 2,290,759
PEO Actually Paid Compensation Amount			$ 3,609,523		2,987,926
Lee Fenton [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,571,215	$ 5,571,229				$ 2,263,388
PEO Actually Paid Compensation Amount	$ 851,126	$ 4,443,255				$ (42,319)
George Papanier [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 5,678,459					$ 3,601,428
PEO Actually Paid Compensation Amount				$ 4,784,620					$ 4,911,411
PEO | Robeson Reeves [Member] | Change In Stock Awards Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(201,776)
PEO | Robeson Reeves [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					638,941
PEO | Robeson Reeves [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					141,070
PEO | Robeson Reeves [Member] | Equity Awards Vesting Date Reported Value, Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Robeson Reeves [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					118,932
PEO | Robeson Reeves [Member] | Equity Awards Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Change In Stock Awards Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(231,042)
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					386,227
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					124,055
Non-PEO NEO | Equity Awards Vesting Date Reported Value, Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(23,851)
Non-PEO NEO | Equity Awards Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 0